Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment	$ 71,898	$ 52,655
Less accumulated depreciation	(44,437)	(28,451)
Property and equipment, net	27,461	24,204
Depreciation and amortization	17,700	17,000
Disposals of property and equipment	2,500	12,700
Decrease in accumulated depreciation	1,800	8,800
Loss from disposal of property and equipment	3,800
Operations and Support
Property, Plant and Equipment [Line Items]
Loss from disposal of property and equipment	700	3,500
General and Administrative
Property, Plant and Equipment [Line Items]
Loss from disposal of property and equipment		300
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment	52,334	41,092
Computers, equipment, and software
Property, Plant and Equipment [Line Items]
Property and equipment	6,967	4,361
Internal-use software
Property, Plant and Equipment [Line Items]
Property and equipment	12,283	7,023
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	$ 314	$ 179